UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5931

        Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	Baa3	$572,044
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 2.4% (1.5% of Total Investments)
540	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	512,131
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	986,910
	5.750%, 6/01/33
500	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	471,510
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,675	4.750%, 6/01/22	6/16 at 100.00	BBB	2,466,832
930	5.000%, 6/01/26	6/16 at 100.00	BBB	843,491

5,645	Total Consumer Staples			5,280,874

	Education and Civic Organizations – 23.0% (14.2% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	600,170
	2007A, 5.000%, 7/01/31
275	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	234,691
	Schools, Series 2007A, 5.000%, 4/01/37
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	9/08 at 101.00	BBB–	1,294,650
	University, Series 1998B, 5.000%, 9/15/13
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	84,040
	University, Series 2006, 5.000%, 5/01/23
1,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AAA	1,082,180
	System, Series 1993B, 6.000%, 7/01/14 – FSA Insured
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	A	2,705,187
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA	2,313,916
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
1,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	1,237,259
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
730	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AA–	812,541
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
230	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	240,394
	Series 2000, 5.375%, 7/01/20 – FSA Insured
8,345	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	A	8,564,554
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999:
1,250	6.000%, 7/01/20 – RAAI Insured	7/09 at 102.00	A	1,294,338
1,000	6.000%, 7/01/24 – RAAI Insured	7/09 at 102.00	A	1,014,770
3,810	6.000%, 7/01/28 – RAAI Insured	7/09 at 102.00	A	3,851,567
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	2,802,525
	Facilities, Series 1993A, 5.875%, 5/15/17
	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue
	Bonds, City University System, Series 1998-2:
665	5.000%, 7/01/17 – FSA Insured	7/08 at 101.00	AAA	672,940
475	5.000%, 7/01/18 – FSA Insured	7/08 at 101.00	AAA	480,377
2,800	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	2,538,928
	College Project, Series 2007-A2, 4.500%, 8/01/36
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	633,076
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John
	Fisher College, Series 1999:
1,000	5.375%, 6/01/17 – RAAI Insured	6/09 at 102.00	A	1,011,460
2,365	5.375%, 6/01/24 – RAAI Insured	6/09 at 102.00	A	2,374,058
3,950	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	No Opt. Call	AAA	3,309,738
	Mann School, Series 2002, 4.290%, 7/01/41 – MBIA Insured (4)
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	557,026
	Francis College, Series 2004, 5.000%, 10/01/34
850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	862,546
	Greater New York, Series 2002, 5.250%, 8/01/21
2,300	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AA	2,183,735
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
3,855	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	3,379,293
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
5,000	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aa3	5,018,000
	7/01/32 – AMBAC Insured
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	398,706
	College, Series 2007, 5.000%, 10/01/27

52,215	Total Education and Civic Organizations			51,552,665

	Financials – 1.3% (0.8% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	1,030,850
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	AA–	1,853,309
	2007, 5.500%, 10/01/37

2,740	Total Financials			2,884,159

	Health Care – 19.5% (12.0% of Total Investments)
50	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/08 at 101.00	AA	49,075
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
715	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/08 at 102.00	AA	730,344
	James Mercy Hospital, Series 1998, 5.250%, 2/01/18
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	N/R	1,185,205
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	N/R	1,693,285
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
4,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	4,514,805
	Hospital, Series 2005, 4.900%, 8/15/31
3,750	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	3,874,688
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AA	8,181,759
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	1,111,380
	Group, Series 2001, 5.500%, 7/01/30
5,600	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	5,670,000
	Center, Series 2006-1, 5.000%, 7/01/35 (UB)
3,400	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	3,503,258
	Group, Series 2000A, 6.500%, 7/01/25
2,925	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	3,161,837
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,702,926
	Obligated Group, Series 2005A, 5.000%, 11/01/34
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	1,258,675
	Hospital, Series 2003B, 5.500%, 7/01/23
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	887,031
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
710	5.250%, 2/01/27	No Opt. Call	BBB–	666,669
625	5.500%, 2/01/32	No Opt. Call	BBB–	586,544
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA	1,023,820
1,250	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AA	1,276,650
730	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	700,712
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
725	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	701,242
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	1,107,579
	Series 2001A, 7.125%, 7/01/31

43,165	Total Health Care			43,587,484

	Housing/Multifamily – 5.8% (3.5% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	4,573,941
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,610	5.500%, 11/01/31	5/11 at 101.00	AA	1,630,946
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,016,980
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	914,277
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	448,101
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	1,517,910
	Series 2004A, 5.250%, 11/01/30
690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	651,539
	11/01/38 (Alternative Minimum Tax)
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/09 at 101.00	Aa1	1,116,115
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)

12,790	Total Housing/Multifamily			12,869,809

	Housing/Single Family – 5.6% (3.4% of Total Investments)
835	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	789,634
	10/01/37 (Alternative Minimum Tax)
2,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	2,104,584
	(Alternative Minimum Tax)
880	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	849,367
	10/01/32 (Alternative Minimum Tax)
1,250	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%,	9/08 at 101.00	Aa1	1,257,538
	10/01/17 (Alternative Minimum Tax)
310	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	320,211
	(Alternative Minimum Tax)
5,595	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31	4/11 at 100.00	Aa1	5,600,147
	(Alternative Minimum Tax)
1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	1,580,619
	(Alternative Minimum Tax)

12,825	Total Housing/Single Family			12,502,100

	Long-Term Care – 7.6% (4.7% of Total Investments)
2,755	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/08 at 101.00	AA	2,787,895
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
1,100	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	1,127,544
	Westchester Project, Series 2006, 5.200%, 2/15/41
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	645,393
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
1,375	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home	7/10 at 102.00	BBB–	1,385,588
	Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	41,128
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	333,383
1,350	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	1,396,359
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,965	5.500%, 7/01/18	7/16 at 101.00	N/R	1,861,779
755	5.800%, 7/01/23	7/16 at 101.00	N/R	711,376
470	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and	8/08 at 100.00	AA+	471,264
	Nursing Home Revenue Bonds, Series 1995C, 6.100%, 8/15/15
2,755	Oswego County Industrial Development Agency, New York, FHA-Insured Mortgage Assisted Civic	2/09 at 101.00	AAA	2,786,297
	Facility Revenue Bonds, Bishop Commons Inc., Series 1999A, 5.375%, 2/01/49
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	320,355
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
2,995	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest	8/08 at 102.00	AAA	3,061,729
	Residential Healthcare Facility, Series 1997A, 5.600%, 8/01/17

16,980	Total Long-Term Care			16,930,090

	Materials – 0.2% (0.1% of Total Investments)
575	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	524,883
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 11.7% (7.2% of Total Investments)
10,000	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1,	12/17 at 100.00	AA	10,358,600
	5.125%, 12/01/26 (UB)
1,800	New York City, New York, General Obligation Bonds, Fiscal Series 2004C,	8/14 at 100.00	Aaa	1,922,580
	5.250%, 8/15/16 (UB)
2,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%,	11/14 at 100.00	AAA	2,610,825
	11/01/19 – FSA Insured (UB)
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	3,108,150
	XLCA Insured
6,400	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1,	6/16 at 100.00	AA	6,559,552
	5.000%, 6/01/25 (UB)
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
200	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AA	206,776
200	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AA	206,776
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
750	5.250%, 7/01/23	7/08 at 100.00	A3	750,945
500	5.250%, 7/01/24	7/08 at 100.00	A3	500,630

25,350	Total Tax Obligation/General			26,224,834

	Tax Obligation/Limited – 33.6% (20.7% of Total Investments)
2,400	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	2,464,248
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of
	Cooperative Educational Services, Series 2001A:
1,265	5.250%, 8/15/17 – FSA Insured	8/11 at 100.00	AAA	1,325,733
1,385	5.250%, 8/15/18 – FSA Insured	8/11 at 100.00	AAA	1,444,624
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	1,020,850
	Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured
690	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	716,213
	2005F, 5.000%, 3/15/21 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	5,214,900
2,500	5.000%, 11/15/30	11/12 at 100.00	AA	2,529,225
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,175	5.750%, 7/01/18	No Opt. Call	AA–	2,482,393
2,000	5.125%, 1/01/29	7/12 at 100.00	AA–	2,021,960
1,300	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA	1,315,028
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,495,939
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,670	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,751,115
2,125	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,184,861
2,475	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	2,528,386
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	3,123,498
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,749,187
	Series 2003E, 5.000%, 2/01/23
3,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	3,760,448
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,034,930
	2003A, 5.000%, 3/15/21
5,000	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	5,175,175
	Series 2008A, 5.000%, 12/15/27 (UB)
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	2,060,531
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,040,630
	2005B, 5.000%, 4/01/21 – AMBAC Insured
1,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, Trust	No Opt. Call	AA	2,024,372
	2800, 16.320%, 4/01/20 – AMBAC Insured (IF)
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	2,887,696
	5.000%, 4/01/27
6,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AAA	6,772,089
	5.125%, 3/15/21
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA	6,958,217
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	3,133,650
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
3,595	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	3,773,348
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
1,300	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,327,378
	2005B, 5.000%, 3/15/30 – FSA Insured

72,395	Total Tax Obligation/Limited			75,316,624

	Transportation – 9.9% (6.1% of Total Investments)
955	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	10/11 at 101.00	BBB+	1,002,549
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	1,581,780
	5.000%, 11/15/15 – FGIC Insured
1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	BB+	1,183,662
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
215	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AA	218,818
	AMBAC Insured
1,100	New York State Thruway Authority, General Revenue Bonds, Series 2008, 5.000%,	7/15 at 100.00	AAA	1,125,421
	1/01/30 – FSA Insured (UB)
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AA	1,001,540
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,300	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AA–	2,356,442
1,080	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AA–	1,101,762
1,025	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	1,102,080
	Bonds, RITES Trust 1516, 11.509%, 8/15/32 – FSA Insured (IF)
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/08 at 100.00	CCC+	1,105,578
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	2,060,160
	5.000%, 1/01/19
5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	5,882,193
	Series 2002B, 5.000%, 11/15/21
2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	AA	2,501,304
	Refunding Bonds, Series 2002E, 5.250%, 11/15/22 – MBIA Insured

23,265	Total Transportation			22,223,289

	U.S. Guaranteed – 17.4% (10.7% of Total Investments) (5)
1,500	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	12/09 at 101.00	A (5)	1,608,735
	1999A, 6.750%, 12/01/29 (Pre-refunded 12/01/09) – RAAI Insured
1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	Aaa	1,663,868
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
25	5.875%, 2/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	26,673
10	5.875%, 2/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	10,661
155	5.875%, 2/15/18 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	165,373
20	5.875%, 2/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	21,338
10	5.875%, 2/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	10,661
155	5.875%, 2/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	165,373
25	5.875%, 8/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	26,673
15	5.875%, 8/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	15,991
180	5.875%, 8/15/19 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	192,046
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	7/12 at 100.00	AAA	1,079,740
	2002B, 5.375%, 7/01/19 (Pre-refunded 7/01/12)
350	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	372,194
	Series 2000, 5.375%, 7/01/20 (Pre-refunded 7/01/10) – FSA Insured
765	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	819,820
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,291,300
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
525	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/10 at 101.00	AAA	558,411
	Bonds, Series 2000, 6.150%, 6/01/25 (Pre-refunded 6/01/10)
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	2,644,850
	Series 1999A, 6.500%, 7/15/27 (Pre-refunded 7/15/09)
1,040	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (5)	1,135,441
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/09 at 101.00	AAA	1,049,880
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) – AMBAC Insured
2,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/13 at 100.00	AAA	3,162,784
	2003B, 5.000%, 3/15/22 (Pre-refunded 3/15/13)
2,095	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AA (5)	2,248,186
	Series 1994, 8.000%, 11/01/09 – MBIA Insured (Alternative Minimum Tax) (ETM)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AAA	1,716,736
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	8,412,149
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
3,480	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (5)	3,799,325
	10/01/24 (Pre-refunded 10/01/10)
2,520	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (5)	2,746,976
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

35,940	Total U.S. Guaranteed			38,945,184

	Utilities – 8.4% (5.2% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	3,115,965
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	3,109,920
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	2,248,664
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	1,936,560
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
4,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	4,039,880
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	859,073
	11/15/19 – FGIC Insured
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/09 at 101.00	N/R	3,477,600
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

19,320	Total Utilities			18,787,662

	Water and Sewer – 5.7% (3.5% of Total Investments)
2,495	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	2,670,423
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	2,128,000
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	2,337,185
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F:
1,345	5.250%, 11/15/19	11/12 at 100.00	AAA	1,418,155
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,280,824

12,125	Total Water and Sewer			12,834,587

$ 336,015	Total Long-Term Investments (cost $339,454,126) – 152.4%			341,036,288

	Short-Term Investments – 10.0% (6.2% of Total Investments)
500	Erie County Water Authority, New York, Water Revenue Bonds, Variable Rate Demand Obligations,		VMIG-1	500,000
	Series 1993A, 3.750%, 12/01/16 – AMBAC Insured (6)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Variable Rate		VMIG-1	5,000,000
	Demand Obligations, Series 2006, ROCS 715, 2.700%, 5/01/33 – MBIA Insured (6)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Variable		A-1+	2,000,000
	Rate Demand Obligations, Series 2007, Trust 10266, 2.600%, 11/15/31 – MBIA Insured (6)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue		A-1+	3,000,000
	Bonds, Variable Rate Demand Obligations, Fiscal Series 2004, Trust 622, 2.050%, 6/15/12 –
	AMBAC Insured (6)
2,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,		A-1+	2,000,000
	Variable Rate Demand Obligations, Series 2005, Trust 1049, 2.050%, 4/01/13 – AMBAC Insured (6)
8,000	Oneida County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Hamilton		VMIG-1	8,000,000
	College, Variable Rate Demand Obligations, Series 2002, 1.450%, 9/15/32 – MBIA Insured (6)
2,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		VMIG-1	2,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2007, Trust 12167, 1.810%,
	11/15/32 – MBIA Insured (6)

$ 22,500	Total Short-Term Investments (cost $22,500,000)			22,500,000

	Total Investments (cost $361,954,126) – 162.4%			363,536,288

	Floating Rate Obligations – (10.9)%			(24,300,000)

	Other Assets Less Liabilities – 4.0%			8,854,451

	Preferred Shares, at Liquidation Value – (55.5)% (7)			(124,300,000)

	Net Assets Applicable to Common Shares – 100%			$223,790,739

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG,
FGIC, MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.2)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $337,295,056.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 8,580,558
Depreciation	(6,639,274)

Net unrealized appreciation (depreciation) of investments	$ 1,941,284

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008